Note 45	12 Months Ended
Dec. 31, 2021
Depreciation And Amortisation Exasfpense [Abstract]
Disclosure of depreciation and amortisation expense [text block]	Depreciation and amortization
The breakdown of the balance under this heading in the accompanying consolidated income statements for the years ended December 31, 2021, 2020 and 2019 is as follows:

Depreciation and amortization (Millions of Euros)
	Notes	2021	2020	2019
Tangible assets	17	740	781	876
For own use		437	453	523
Right-of-use assets		299	324	349
Investment properties and other		3	3	3
Intangible assets	18.2	494	507	510
Total		1,234	1,288	1,386